Dividends - Narrative (Details) - Final Dividend - Potential ordinary share transactions $ / shares in Units, $ in Millions	2 Months Ended
Sep. 29, 2021 USD ($) $ / shares
Disclosure Of Dividends [Line Items]
Dividends proposed before financial statements authorised for issue but not included in balance sheet | $	$ 369
Dividends proposed before financial statements authorised for issue but not included in balance sheet (in US cents per share) | $ / shares	$ 1.665